Income Taxes - Deferred tax assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset:
Net operating loss carryforward	$ 32,400	$ 0
Total deferred tax asset	32,400	0
Valuation allowance	(32,400)	0
Deferred tax asset, net of current allowance	$ 0	$ 0